31 Benefit plans (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benefit Plans
Benefit payment obligations at beginning of year	$ 783	$ 874
Current service cost	161	150	$ 69
Interest cost	316	207	166
Actuarial losses	(108)	10	12
Result from exposure to inflation for the year	(305)	(397)
Benefits paid to participating employees	(14)	(61)
Benefit payment obligations at end of year	$ 833	$ 783	$ 874